CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 559,210	$ 1,052,841	$ 153,550
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization of right-of-use assets	134,271	116,917	101,531
Amortization of deferred drydocking and special survey costs	12,170	10,181	11,032
Amortization of assumed time charters	(56,699)	(27,614)
Amortization of finance costs	8,564	11,599	11,657
Exit fee accrued on debt		149	521
Debt discount amortization	2,956	4,314	5,690
Prior service cost and periodic cost	7,846
Loss/(gain) on investments	176,386	(543,653)
Equity income on investments		(68,028)	(6,308)
Gain on debt extinguishment	(4,351)	(111,616)
Gain on sale of vessels	(37,225)
PIK interest		726	2,911
Payments for drydocking and special survey costs deferred	(29,939)	(4,643)	(16,916)
Stock based compensation	5,972	15,278	1,199
Amortization of deferred realized losses on interest rate swaps	3,622	3,622	3,632
(Increase)/Decrease in:
Accounts receivable	1,483	786	(411)
Inventories	(3,520)	(2,068)	(1,125)
Prepaid expenses	720	(1,096)	603
Due from related parties	(12,127)	(588)	86
Other assets, current and non-current	(52,347)	(41,270)	3,635
Increase/(Decrease) in
Accounts payable	5,580	4,518	(181)
Accrued liabilities	280	8,787	2,433
Unearned revenue, current and long-term	158,255	(832)	(7,438)
Other liabilities, current and long-term	53,634	(199)	(422)
Net cash provided by operating activities	934,741	428,111	265,679
Cash flows from investing activities
Vessels additions and advances for vessels under construction	(199,135)	(355,720)	(170,661)
Proceeds and advances received from sale of vessels	129,069
Investments	246,638	196,350	(75)
Acquired cash and cash equivalents		16,222
Net cash provided by/(used in) investing activities	176,572	(143,148)	(170,736)
Cash flows from financing activities
Proceeds from long-term debt, net	182,726	1,105,311	69,850
Payments of long-term debt	(892,928)	(1,343,725)	(146,747)
Proceeds from sale-leaseback of vessels		135,000	139,080
Payments of leaseback obligation	(153,546)	(53,799)	(153,904)
Dividends paid	(61,483)	(30,887)
Payments of accumulated accrued interest	(3,373)	(10,361)	(25,639)
Finance costs	(16,244)	(22,409)	(19,963)
Repurchase of common stock	(28,553)		(31,127)
Net cash used in financing activities	(973,401)	(220,870)	(168,450)
Net increase/(decrease) in cash, cash equivalents and restricted cash	137,912	64,093	(73,507)
Cash, cash equivalents and restricted cash, beginning of year	129,756	65,663	139,170
Cash, cash equivalents and restricted cash, end of year	267,668	129,756	65,663
Supplemental cash flow information
Cash paid for interest, net of amounts capitalized	$ 53,954	$ 42,836	$ 35,215